Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Current:
Federal									$ (1,427)	$ (2,387)	$ (5,258)
State									199	(896)	(324)
Current income tax expense									(1,228)	(3,283)	(5,582)
Deferred:
Federal									(3,655)	(78)	3,772
State									(176)	227	(202)
Deferred tax expense benefit									(3,831)	149	3,570
Total	$ (4,199)	$ (174)	$ 1,189	$ (1,875)	$ (998)	$ (1,064)	$ (509)	$ (563)	$ (5,059)	$ (3,134)	$ (2,012)